Share-based compensation, Share Option Awards Outstanding (Details)	12 Months Ended
	Dec. 31, 2024 shares $ / shares		Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Average exercise price per share [Abstract]
Outstanding at beginning of period (in dollars per share) | $ / shares	$ 10.35		$ 15.32	$ 15.8
Granted (in dollars per share) | $ / shares	1.37		5.41	14.1
Forfeited (in dollars per share) | $ / shares	10.85		12.02
Exercise price (in dollars per share) | $ / shares			2.05
Outstanding at end of period (in dollars per share) | $ / shares	$ 3.95	[1]	$ 10.35	$ 15.32	$ 15.8
Number of awards [Abstract]
Outstanding at beginning of period (in shares) | shares	790,720		461,596	157,187
Granted (in shares) | shares	1,320,120		440,719	304,409
Forfeited (in shares) | shares	(241,293)		(104,299)	0
Exercised (in shares) | shares	0		(7,296)
Outstanding at end of period (in shares) | shares	1,869,547	[1]	790,720	461,596	157,187
Weighted average remaining life [Abstract]
Outstanding weighted average remaining life in years	6 years 6 months 21 days	[1]	6 years 6 months 25 days	7 years 1 month 20 days	7 years 7 months 13 days
Granted weighted average remaining life in years	6 years 11 months 23 days		7 years 18 days	7 years 4 months 28 days
Forfeited weighted average remaining life in years	6 years 18 days		6 years 9 months 7 days
Exercised weighted average remaining life in years			5 years 8 months 26 days
Number of option exercisable (in shares) | shares	213,243		112,244	0
Weighted average grant date fair value (in dollars per share) | $ / shares	$ 8.7		$ 7.72	$ 9.92

[1]	213,243 of the awards outstanding as of December 31, 2024 were exercisable (2023: 112,244, 2022: nil).